Preferred shares and other financial instruments subject to redemption and other preferential rights - Summary of other financial instruments issued to investors (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Preferred shares and other financial instruments subject to redemption and other preferential rights
Beginning balance	¥ 138,938	¥ 621,449
Issuance of financial instruments	0	0
Issuance of convertible redeemable preferred shares according to the commitment	(115,753)	(538,696)
Changes in the carrying amount	4,208	48,408
Cancellation of other financial instruments issued to an investor	(27,831)	0
Foreign exchange effect	438	7,777
Ending balance	¥ 0	¥ 138,938